Stockholders' Equity (Deficit) (Details 3)	12 Months Ended
Dec. 31, 2013
Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.90%
Expected dividends	0.00%
Expected volatility	189.81%
Expected term	10 years
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected term	5 years
Employees One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected term	5 years
Maximum [Member] | Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.67%
Expected volatility	207.45%
Expected term	10 years
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.91%
Expected volatility	204.98%
Expected term	10 years
Maximum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.69%
Expected volatility	205.26%
Maximum [Member] | Employees One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.37%
Expected volatility	219.25%
Minimum [Member] | Vendors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.67%
Expected volatility	194.68%
Expected term	5 years
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.83%
Expected volatility	196.04%
Expected term	5 years
Minimum [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.60%
Expected volatility	204.30%
Minimum [Member] | Employees One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.54%
Expected volatility	204.36%